Provisions (Details) - Parent Company - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
Opening balance	kr 175
Provisions for the year	4,797	kr 175
Total	kr 4,972	kr 175